Assets held for sale - Schedule of Cash Flows (Details) - Renewable Energy - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating activities	$ 121,295	$ 128,464
Investing activities	(196,028)	(225,108)
Non cash operating items	$ 13,912	$ (779)